24. Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debentures Details 2
Debentures, beginning	R$ 4,790,809	R$ 3,683,928
Funding	2,242,521	1,822,965
Charges and monetary variations	575,468	617,126
Amortization - principal	(915,005)	(785,239)
Payment - charges	(622,815)	(547,971)
Debentures, ending	R$ 6,070,978	R$ 4,790,809